Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2014
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2013 and three months ended March 31, 2014 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2013	369,648	$5.76
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829
Granted	—	—
Vested	(15,750)	5.99

Balance as of March 31, 2014	198,015	$8.59	1.38 years	$5,148,390